Right of use assets and related lease liabilities - Activity of the right of use assets (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) vessel	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Cost
Beginning balance, as of January 1, 2021	$ 859,808
Disposals of vessels	(39,148)
Ending balance, as of June 30, 2021	820,660		$ 859,808
Accumulated depreciation and impairment
Beginning balance, as of January 1, 2021	(95,783)
Charge for the period	(19,488)	$ (22,041)
Disposal of vessels	3,776
Ending balance, as of June 30, 2021	(111,495)		(95,783)
Net book value	$ 709,165		764,025
MR | STI Majestic
Accumulated depreciation and impairment
Number of vessels in agreement to sell | vessel	1
Vessels
Cost
Beginning balance, as of January 1, 2021	$ 836,246
Disposals of vessels	(38,163)
Ending balance, as of June 30, 2021	798,083		836,246
Accumulated depreciation and impairment
Beginning balance, as of January 1, 2021	(84,221)
Charge for the period	(17,055)
Disposal of vessels	3,247
Ending balance, as of June 30, 2021	(98,029)		(84,221)
Net book value	$ 700,054		752,025
Number of vessels in agreement to sell | vessel	17
Vessels | MR
Accumulated depreciation and impairment
Number of vessels in agreement to sell | vessel	2
Drydock
Cost
Beginning balance, as of January 1, 2021	$ 23,562
Disposals of vessels	(985)
Ending balance, as of June 30, 2021	22,577		23,562
Accumulated depreciation and impairment
Beginning balance, as of January 1, 2021	(11,562)
Charge for the period	(2,433)
Disposal of vessels	529
Ending balance, as of June 30, 2021	(13,466)		(11,562)
Net book value	$ 9,111		$ 12,000